STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 325,505	$ 273,969	$ 307,139
EXPENSES
Charges to contract owners for assuming mortality and expense risk and for administration	40,843	40,024	38,690
NET INVESTMENT INCOME	284,662	233,945	268,449
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	146,348	479,615	249,204
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(11,607)	5,677	21,434
NET GAIN (LOSS) ON INVESTMENTS	134,741	485,292	270,638
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 419,403	$ 719,237	$ 539,087